Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets	Changes in intangible assets for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024
	Goodwill	Development costs	Software	Frequency usage rights	Others	Total
Acquisition cost	₩ 1,036,354	1,790,446	1,196,329	2,415,243	1,725,087	8,163,459
Less: Accumulated amortization (including accumulated impairment loss and others)	(547,927)	(1,651,846)	(1,043,667)	(1,277,051)	(1,109,107)	(5,629,598)
Beginning, net	488,427	138,600	152,662	1,138,192	615,980	2,533,861
Acquisition and capital expenditure[1]	—	12,417	23,404	—	185,424	221,245
Disposal and termination	—	(8,394)	(2,206)	—	(10,256)	(20,856)
Amortization	—	(39,959)	(50,811)	(348,297)	(212,582)	(651,649)
Impairment	(211,806)	—	(118)	—	(27,388)	(239,312)
Acquisition and disposition of businesses	(4,214)	—	(116)	—	(9,516)	(13,846)
Others	1,372	1,447	31,776	2,646	(3,944)	33,297
Ending, net	₩ 273,779	104,111	154,591	792,541	537,718	1,862,740
Acquisition cost	₩ 1,055,180	1,763,627	1,251,365	2,415,507	1,811,079	8,296,758
Less: Accumulated amortization (including accumulated impairment loss and others)	(781,401)	(1,659,516)	(1,096,774)	(1,622,966)	(1,273,361)	(6,434,018)
1The amounts include the transferred amount from Property and Equipment account.

(in millions of Korean won)	2025
	Goodwill	Development costs	Software	Frequency usage rights	Others	Total
Acquisition cost	₩ 1,055,180	1,763,627	1,251,365	2,415,507	1,811,079	8,296,758
Less: Accumulated amortization (including accumulated impairment loss and others)	(781,401)	(1,659,516)	(1,096,774)	(1,622,966)	(1,273,361)	(6,434,018)
Beginning, net	273,779	104,111	154,591	792,541	537,718	1,862,740
Acquisition and capital expenditure [1]	—	106,696	59,195	3	217,208	383,102
Disposal and termination	—	(7,216)	(926)	—	(5,116)	(13,258)
Amortization	—	(41,027)	(53,660)	(346,185)	(166,994)	(607,866)
Impairment	(38,258)	—	(1,274)	—	(3,599)	(43,131)
Acquisition and disposition of businesses	(26,262)	—	(113)	—	(7,670)	(34,045)
Others	(165)	5,632	20,279	533	(17,200)	9,079
Ending, net	₩ 209,094	168,196	178,092	446,892	554,347	1,556,621
Acquisition cost	₩ 1,001,070	1,605,287	1,300,153	2,415,000	1,725,567	8,047,077
Less: Accumulated amortization (including accumulated impairment loss and others)	(791,976)	(1,437,091)	(1,122,061)	(1,968,108)	(1,171,220)	(6,490,456)
1The amounts include the transferred amount from Property and Equipment account.
Schedule of Goodwill Allocated to Each Cash-Generation Unit	Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As of December 31, 2025, goodwill allocated to each cash-generating unit is as follows:

(in millions of Korean won)
Cash generating Unit	Amount
Mobile services[1,7]	₩ 65,057
BC Card Co., Ltd.[2]	41,234
KT HCN Co., Ltd.[3]	2,674
KT GENIE Music Corporation [4]	—
KT Millie Seojae [5]	54,725
KT Telecop Co., Ltd. [6]	15,418
KT MOS Bukbu Co., Ltd and others	29,986
Total	₩ 209,094
1The recoverable amounts of mobile services business are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.89% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2023, 2024 and 2025.
2The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 5.19% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2023, 2024 and 2025.
3The recoverable amounts of KT HCN Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.36% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount.
4The recoverable amounts of KT GENIE Music Corporation are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 4.56% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 19.94% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, KT GENIE’s recoverable amount was KRW 0, which was less than the carrying amount, and KRW38,258 million of the impairment loss was recorded as goodwill in full and reflected in operating expenses.
5The recoverable amounts of KT Millie Seojae are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after four years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 17.35% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Millie Seojae for the years ended December 31, 2023, 2024 and 2025.
6The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 9.95% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2023, 2024 and 2025.
7The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 6.89%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2023, 2024 and 2025.